Offerings	Apr. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 4.592% Senior Callable Fixed-to-Fixed Reset Rate Notes due April 18, 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 Senior Callable Floating Rate Notes due April 21, 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,250,000,000 4.847% Senior Callable Fixed-to-Fixed Reset Rate Notes due April 21, 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625
Offering Note
1	Final prospectus supplement

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,500,000,000 5.325% Senior Callable Fixed-to-Fixed Reset Rate Notes due April 21, 2037
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150
Offering Note
1	Final prospectus supplement

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,250,000,000 5.868% Senior Callable Fixed-to-Fixed Reset Rate Notes due April 21, 2047
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625
Offering Note
1	Final prospectus supplement